Private Placement (Details) - USD ($)		6 Months Ended	10 Months Ended
	Feb. 14, 2023	Jun. 30, 2023	Dec. 31, 2022
Private Placement [Member]
Private Placement (Details) [Line Items]
Sale of shares	565,375	565,375	565,375
Price per share (in Dollars per share)	$ 10	$ 10	$ 10
Gross proceeds (in Dollars)		$ 5,653,750	$ 5,653,750
Over-Allotment Option [Member]
Private Placement (Details) [Line Items]
Sale of shares		54,000	54,000
Price per share (in Dollars per share)		$ 10